Summary Of Significant Accounting Policies (Schedule of Weighted Average Number of Shares) (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Abstract]
Weighted average number of shares	6,829,785	6,809,594	6,826,390	6,024,660	6,223,057	3,880,060	3,862,364
Dilutive average number of shares					30,841	23,517	7,102